NOTES AND BONDS PAYABLE	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Text Block [Abstract]
NOTES AND BONDS PAYABLE
8.	NOTES AND BONDS PAYABLE

As of December 31, 2019 and December 31, 2018, the Company’s notes and bonds payable, including notes payable related to real estate held for sale, consisted of the following (dollars in thousands):

	Book Value as of December 31, 2019	Book Value as of December 31, 2018	Contractual Interest Rate as of December 31, 2019 (1)	Interest Rate at December 31, 2019 (1)	Payment Type (3)	Maturity Date (2)
Richardson Portfolio Mortgage Loan	$36,000	$36,000	One-Month LIBOR + 2.50%	4.19%	Interest Only	11/01/2021
Park Centre Mortgage Loan (4)	21,970	8,404	One-Month LIBOR + 1.75%	3.44%	Interest Only	06/27/2022
Burbank Collection Mortgage Loan	—	10,716	(5)	(5)	(5)		(5)
1180 Raymond Mortgage Loan	30,250	30,637	One-Month LIBOR + 2.25%	3.96%	Principal & Interest	06/01/2020
1180 Raymond Bond Payable	6,080	6,280	6.50%	6.50%	Principal & Interest	09/01/2036
424 Bedford Mortgage Loan (6)	—	23,710	(6)	(6)	(6)		(6)
Pacific Oak SOR (BVI) Holdings, Ltd. Series A Debentures	224,746	259,516	4.25%	4.25%	(7)	03/01/2023
Crown Pointe Mortgage Loan (8)	51,171	51,171	One-Month LIBOR + 2.60%	4.29%	Interest Only	2/13/2020	(8)
125 John Carpenter Mortgage Loan (9)	—	53,204	(9)	(9)	(9)		(9)
City Tower Mortgage Loan	89,000	89,000	One-Month LIBOR + 1.55%	3.24%	Interest Only	03/05/2021
Marquette Plaza Mortgage Loan	53,408	50,800	One-Month LIBOR + 1.55%	3.24%	Interest Only	06/06/2021
Eight & Nine Corporate Centre Mortgage Loan	43,880	43,880	One-Month LIBOR + 1.60%	3.29%	Interest Only	06/08/2021
Georgia 400 Center Mortgage Loan	59,690	—	One-Month LIBOR + 1.55%	3.24%	Interest Only	05/22/2023
PORT Mortgage Loan 1	51,362	—	4.74%	4.74%	Interest Only	10/01/2025
PORT Mortgage Loan 2	10,523	—	4.72%	4.72%	Interest Only	03/01/2026

Total Notes and Bonds Payable principal outstanding	678,080	663,318
Net Premium/(Discount) on Notes and Bonds Payable (10)	783	198
Deferred financing costs, net	(5,200)	(8,044)

Total Notes and Bonds Payable, net	$673,663	$655,472

(1)

Contractual interest rate represents the interest rate in effect under the loan as of December 31, 2019. The interest rate is calculated as the actual interest rate in effect as of December 31, 2019 (consisting of the contractual interest rate and contractual floor rates), using interest rate indices at December 31, 2019, where applicable.

(2)	Represents the initial maturity date or the maturity date as extended as of December 31, 2019; subject to certain conditions, the maturity dates of certain loans may be extended beyond the date shown.
(3)

Represents the payment type required under the loan as of December 31, 2019. Certain future monthly payments due under this loan also include amortizing principal payments. For more information of the Company’s contractual obligations under its notes and bonds payable, see five-year maturity table below.

(4)	On June 27, 2019, the Company closed on the refinancing of the Park Centre Mortgage Loan.
(5)

On July 19, 2019, in connection with the disposition of the Burbank Collection, the Burbank Collection Joint Venture repaid the $10.6 million outstanding principal balance due under the Burbank Collection Mortgage Loan.

(6)	On January 11, 2019, in connection with the disposition of 424 Bedford, the buyer assumed the mortgage loan secured by 424 Bedford with an outstanding principal balance of $23.7 million.
(7)	See “– Israeli Bond Financing” below.
(8)	Subsequent to December 31, 2019, the Company extended the maturity of the Crown Pointe Mortgage Loan to February 13, 2021.
(9)	On November 1, 2019, in connection with the disposition of 125 John Carpenter, the Company repaid the $53.2 million outstanding principal balance due under the 125 John Carpenter Mortgage Loan.
(10)

Represents the unamortized premium/discount on notes and bonds payable due to the above- and below-market interest rates when the debt was assumed. The discount/premium is amortized over the remaining life of the notes and bonds payable.

During the years ended December 31, 2019, 2018 and 2017, the Company incurred $28.8 million, $31.1 million and $37.1 million of interest expense, respectively. Included in interest expense for the years ended December 31, 2019, 2018 and 2017, was $3.6 million, $3.6 million and $4.4 million of amortization of deferred financing costs, respectively. Additionally, during the years ended December 31, 2019, 2018 and 2017, the Company capitalized $2.7 million, $2.6 million and $2.3 million of interest, respectively, to its investments in undeveloped land.

As of December 31, 2019 and 2018, the Company’s interest payable was $4.8 million and $5.2 million, respectively.

The following is a schedule of maturities, including principal amortization payments, for all notes and bonds payable outstanding as of December 31, 2019 (in thousands):

2020	$137,958
2021	278,554
2022	78,396
2023	116,132
2024	270
Thereafter	66,770

$678,080

The Company’s notes payable contain financial debt covenants. As of December 31, 2019, the Company was in compliance with all of these debt covenants.

Israeli Bond Financing

On March 2, 2016, Pacific Oak Strategic Opportunity BVI, a wholly owned subsidiary of the Company, filed a final prospectus with the Israel Securities Authority for a proposed offering of up to 1,000,000,000 Israeli new Shekels of Series A debentures (the “Debentures”) at an annual interest rate not to exceed 4.25%. On March 1, 2016, Pacific Oak Strategic Opportunity BVI commenced the institutional tender of the Debentures and accepted application for 842.5 million Israeli new Shekels. On March 7, 2016, Pacific Oak Strategic Opportunity BVI commenced the public tender of the Debentures and accepted 127.7 million Israeli new Shekels. In the aggregate, Pacific Oak Strategic Opportunity BVI accepted 970.2 million Israeli new Shekels (approximately $249.2 million as of March 8, 2016) in both the institutional and public tenders at an annual interest rate of 4.25%. Pacific Oak Strategic Opportunity BVI issued the Debentures on March 8, 2016. The terms of the Debentures require five equal annual installment principal payments on March 1st of each year from 2019 to 2023. On March 1, 2019, the Company paid the first principal installment payment of 194.0 million Israeli new Shekels (approximately $53.6 million as of March 1, 2019). As of December 31, 2019, the Company had one foreign currency collar for an aggregate notional amount of $776.2 million Israeli new Shekels to hedge its exposure to foreign currency exchange rate movements. See note 9, “Derivative Instruments” for a further discussion on the Company’s foreign currency collar.

On February 16, 2020, Pacific Oak Strategic Opportunity BVI issued 254.1 million Israeli new Shekels (approximately $74.1 million as of February 16, 2020) of Series B debentures to Israeli investors pursuant to a public offering registered with the Israel Securities Authority. The Series B Debentures will bear interest at the rate of 3.93% per year. The Series B Debentures have principal installment payments equal to 33.33% of the face amount of the Series B Debentures on January 31st of each year from 2024 to 2026.

The deed of trust that governs the terms of the Debentures contains various financial covenants. As of December 31, 2019, the Company was in compliance with all of these financial debt covenants.

7.	NOTES AND BONDS PAYABLE

As of March 31, 2020 and December 31, 2019, the Company’s notes and bonds payable, including notes payable related to real estate held for sale, consisted of the following (dollars in thousands):

	Book Value as of March 31, 2020	Book Value as of December 31, 2019	Contractual Interest Rate as of March 31, 2020 (1)	Effective Interest Rate at March 31, 2020 (1)	Payment Type (3)	Maturity Date (2)
Richardson Portfolio Mortgage Loan	$36,000	$36,000	One-Month LIBOR + 2.50%	3.49%	Interest Only (3)	11/01/2021
Park Centre Mortgage Loan	21,970	21,970	One-Month LIBOR + 1.75%	2.74%	Interest Only	06/27/2022
1180 Raymond Mortgage Loan	30,150	30,250	One-Month LIBOR + 2.25%	3.24%	Principal & Interest	06/01/2020
1180 Raymond Bond Payable	6,030	6,080	6.50%	6.50%	Principal & Interest	09/01/2036
Pacific Oak SOR (BVI) Holdings, Ltd. Series A Debentures (4)	164,065	224,746	4.25%	4.25%	(4)	03/01/2023
Pacific Oak SOR (BVI) Holdings, Ltd. Series B Debentures (4)	71,601	—	3.93%	3.93%	(4)	01/31/2026
Crown Pointe Mortgage Loan	53,612	51,171	One-Month LIBOR + 2.60%	3.59%	Principal & Interest	02/13/2021
City Tower Mortgage Loan	94,167	89,000	One-Month LIBOR + 1.55%	2.54%	Interest Only	03/05/2021
The Marq Mortgage Loan	58,331	53,408	One-Month LIBOR + 1.55%	2.54%	Interest Only	06/06/2021
Eight & Nine Corporate Centre Mortgage Loan	47,066	43,880	One-Month LIBOR + 1.60%	2.59%	Interest Only	06/08/2021
Georgia 400 Center Mortgage Loan	59,690	59,690	One-Month LIBOR + 1.55%	2.54%	Interest Only	05/22/2023
PORT Mortgage Loan 1	51,362	51,362	4.74%	4.74%	Interest Only	10/01/2025
PORT Mortgage Loan 2	10,523	10,523	4.72%	4.72%	Interest Only	03/01/2026

Total Notes and Bonds Payable principal outstanding	704,567	678,080
Premium on Notes and Bonds Payable (5)	757	783
Deferred financing costs, net	(6,636)	(5,200)

Total Notes and Bonds Payable, net	$698,688	$673,663

(1)

Contractual interest rate represents the interest rate in effect under the loan as of March 31, 2020. Effective interest rate is calculated as the actual interest rate in effect as of March 31, 2020 (consisting of the contractual interest rate and contractual floor rates), using interest rate indices at March 31, 2020, where applicable.

(2)	Represents the initial maturity date or the maturity date as extended as of March 31, 2020; subject to certain conditions, the maturity dates of certain loans may be extended beyond the date shown.
(3)

Represents the payment type required under the loan as of March 31, 2020. Certain future monthly payments due under this loan also include amortizing principal payments. For more information of the Company’s contractual obligations under its notes and bonds payable, see five-year maturity table below.

(4)	See “– Israeli Bond Financing” below.
(5)

Represents the unamortized premium on notes and bonds payable due to the above-market interest rates when the debt was assumed. The premium is amortized over the remaining life of the notes and bonds payable.

The Company plans to refinance or utilize available extension options for notes payable with maturities through the first quarter of 2021. There can be no assurance that the Company will be able to refinance or utilize extension options.

During the three months ended March 31, 2020 and 2019 , the Company incurred $6.8 million and $7.2 million, respectively, of interest expense. Included in interest expense for each of the three months ended March 31, 2020 and 2019 was $0.9 million of amortization of deferred financing costs. Additionally, during the three months ended March 31, 2020 and 2019, the Company capitalized $0.9 million and $0.7 million, respectively of interest related to its investments in undeveloped land.

As of March 31, 2020 and December 31, 2019, the Company’s interest payable was $2.5 million and $4.8 million, respectively.

The following is a schedule of maturities, including principal amortization payments, for all notes and bonds payable outstanding as of March 31, 2020 (in thousands):

April 1, 2020 through December 31, 2020	$31,772
2021	342,622
2022	76,898
2023	114,634
2024	24,137
Thereafter	114,504

$704,567

The Company’s notes payable contain financial debt covenants. As of March 31, 2020, the Company was in compliance with all of these debt covenants.

Israeli Bond Financing

On March 2, 2016, Pacific Oak SOR BVI, a wholly owned subsidiary of the Company, filed a final prospectus with the Israel Securities Authority for a proposed offering of up to 1,000,000,000 Israeli new Shekels of the Debentures at an annual interest rate not to exceed 4.25%. On March 1, 2016, Pacific Oak SOR BVI commenced the institutional tender of the Debentures and accepted application for 842.5 million Israeli new Shekels. On March 7, 2016, Pacific Oak SOR BVI commenced the public tender of the Debentures and accepted 127.7 million Israeli new Shekels. In the aggregate, Pacific Oak SOR BVI accepted 970.2 million Israeli new Shekels (approximately $249.2 million as of March 8, 2016) in both the institutional and public tenders at an annual interest rate of 4.25%. Pacific Oak SOR BVI issued the Debentures on March 8, 2016. The terms of the Debentures require five equal annual installment principal payments on March 1st of each year from 2019 to 2023. As of March 31, 2020, the Company had two foreign currency collar for an aggregate notional amount of 798.0 million Israeli new Shekels to hedge its exposure to foreign currency exchange rate movements. See note 8, “Derivative Instruments” for a further discussion on the Company’s foreign currency collar.

On February 16, 2020, Pacific Oak SOR BVI issued 254.1 million Israeli new Shekels (approximately $74.1 million as of February 16, 2020) of Series B debentures to Israeli investors pursuant to a public offering registered with the Israel Securities Authority. The Series B Debentures will bear interest at the rate of 3.93% per year. The Series B Debentures have principal installment payments equal to 33.33% of the face amount of the Series B Debentures on January 31st of each year from 2024 to 2026.

The deed of trust that governs the terms of the Debentures contains various financial covenants. As of March 31, 2020, the Company was in compliance with all of these financial debt covenants.